Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Expense					$ 1,100
Indemnification Under the Omnibus Agreement					1,000	$ 7,700
Ministry of Finance, Indonesian [Member]
Minimum Debt-Equity Ratio	4:1
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement							$ 2,000
PGN [Member]
Additional Indemnification Under Omnibus Agreement			$ 300		900
PGN [Member] | Scenario, Forecast [Member]
Additional Indemnification Under Omnibus Agreement		$ 300
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement						1,000
Indemnification Under Omnibus Agreement Amount Paid					$ 1,300	6,600
PGN FSRU Lampung [Member] | Scenario, Forecast [Member]
Indemnification Under Omnibus Agreement Amount Paid		$ 800
Hoegh LNG [Member]
Indemnification Under the Omnibus Agreement						$ 7,700
Additional Indemnification Under Omnibus Agreement				$ 2,000
Gallant [Member]
Indemnification Of Losses Relating To Commencement Of Services			900
Indemnification Of Other Costs Relating To Commencement Of Services			$ 100